EQUITY BASED COMPENSATION - Equity Options (Details2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity Options
Beginning balance (in shares)	620,721	973,410
Granted (in shares)	418,184	204,245
Ending balance (in shares)	1,038,905	620,721
Weighted-average Exercise Price
Beginning balance (in dollars per share)	$ 16.50	$ 16.16
Granted (in dollars per share)	20.00	16.17
Ending balance (in dollars per share)	$ 17.91	$ 16.50